Eaton Vance

National Municipal Income Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)	Value
Education — 1.2%
Chapman University:
1.371%, 4/1/26	$4,425	$4,315,292
1.56%, 4/1/27	4,995	4,897,406
1.867%, 4/1/29	5,160	5,055,382
Grand Canyon University, 4.125%, 10/1/24	32,000	32,759,040

		$47,027,120

Hospital — 0.4%
Tower Health, 4.451%, 2/1/50	$19,490	$17,666,905

		$17,666,905

Other Revenue — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$2,590	$2,568,267

		$2,568,267

Total Corporate Bonds — 1.7% (identified cost $66,755,721)		$67,262,292

Tax-Exempt Municipal Obligations — 93.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.4%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,412,700
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/32	11,480	14,095,144
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	11,890	15,118,016
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	30,000	38,475,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	10,615	13,741,224
Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	3,000	3,653,610

		$96,495,694

Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Security	Principal Amount (000’s omitted)	Value
Education — 6.5%
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	$600	$656,790
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/51	400	436,472
4.00%, 6/15/56	300	326,061
Connecticut Health and Educational Facilities Authority, (Trinity College), 4.00%, 6/1/40	1,760	2,131,800
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,156,150
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,731,398
Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/41	460	532,114
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	400	435,428
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,596,994
Georgia Private Colleges and Universities Authority, (Mercer University):
5.00%, 10/1/27	535	653,347
5.00%, 10/1/28	470	587,674
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	3,500	4,100,635
Kentucky Bond Development Corp., (Centre College), 4.00%, 6/1/40	210	249,482
Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/41	650	755,378
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/24	150	168,234
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/36	400	470,324
4.00%, 6/1/38	500	585,890
4.00%, 6/1/40	500	583,180
4.00%, 6/1/46	1,000	1,148,640
5.00%, 6/1/28	200	244,698
5.00%, 6/1/30	350	443,639
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	22,457,813
Michigan State University, 5.00%, 2/15/31	1,200	1,516,068
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 3/1/31	5,765	7,756,058
5.00%, 3/1/32	6,730	9,033,073
5.00%, 7/1/33	4,370	5,351,371
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	18,310	22,769,767
New York Dormitory Authority, (New York University), 4.00%, 7/1/40	7,000	8,489,810
New York Dormitory Authority, (Rockefeller University):
5.00%, 7/1/35	2,750	3,544,750
5.00%, 7/1/53	15,000	19,213,050
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 4.00%, 12/1/44	4,815	5,752,818
Purdue University, IN:
5.00%, 7/1/31	1,000	1,316,160
5.00%, 7/1/36	1,500	1,955,220
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/51	3,500	3,964,835
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/49	6,000	7,201,740
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	7,623,780

Security	Principal Amount (000’s omitted)	Value
University of California:
5.25%, 5/15/36	$5,720	$6,349,658
5.25%, 5/15/37	13,000	14,424,410
5.25%, 5/15/38	7,700	8,537,914
University of Virginia:
5.00%, 4/1/38	13,205	16,100,196
5.00%, 4/1/39	40,970	49,891,217
Waco Education Finance Corp., TX, (Baylor University):
4.00%, 3/1/36	1,000	1,186,560
4.00%, 3/1/46	7,645	9,024,464

		$259,455,060

Electric Utilities — 5.2%
American Municipal Power-Ohio, Inc., OH, (Freemont Energy Center), 4.00%, 2/15/38	$2,000	$2,394,500
Energy Northwest, WA, 4.00%, 7/1/42	7,735	9,349,372
Lakeland, FL, Energy System Revenue, 5.00%, 10/1/48	5,000	7,668,150
Los Angeles Department of Water & Power, CA, Power System Revenue:
5.00%, 7/1/38	6,130	7,840,209
5.00%, 7/1/42	1,870	2,236,763
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	1,500	1,852,605
New Smyrna Beach Utilities Commission, FL:
4.00%, 10/1/41	435	518,389
4.00%, 10/1/42	300	356,427
New York Power Authority, 4.00%, 11/15/55	21,475	25,110,503
Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,238,932
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,789,693
Sacramento Municipal Utility District, CA:
5.00%, 8/15/35	1,000	1,321,570
5.00%, 8/15/37	8,800	11,574,640
5.00%, 8/15/38	11,000	14,443,660
Green Bonds, 4.00%, 8/15/40	6,200	7,499,892
San Antonio, TX, Electric and Gas Systems Revenue:
3.00%, 2/1/29	5,000	5,642,450
3.00%, 2/1/30	6,500	7,390,110
4.00%, 2/1/30	2,000	2,447,920
Utility Debt Securitization Authority, NY:
5.00%, 12/15/30(3)	22,500	24,492,150
5.00%, 12/15/31(3)	27,500	29,929,075
5.00%, 12/15/33	10,000	11,726,000
5.00%, 12/15/40	13,260	16,375,702

		$209,198,712

Escrowed/Prerefunded — 2.9%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$2,340	$2,993,445
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/37	5,350	6,318,671
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	23,068,350
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,283,351
New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	11,156,100
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/43	3,750	4,500,975
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(3)	37,000	39,342,100

Security	Principal Amount (000’s omitted)	Value
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	$9,170	$10,304,879
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	10,000	10,317,900
University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,517,338

		$117,803,109

General Obligations — 18.4%
Anaheim Union High School District, CA, (Election of 2014):
4.00%, 8/1/30	$2,070	$2,408,321
4.00%, 8/1/31	2,295	2,662,659
Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	2,500	2,971,750
Belmont, MA, 4.00%, 3/15/32	3,030	3,589,156
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/50	10,355	12,785,733
California:
0.53%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	15,000	15,026,850
4.00%, 3/1/38	4,650	5,563,585
5.00%, 3/1/35	23,410	30,403,269
5.00%, 3/1/35	5,000	6,493,650
Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	10,000	12,719,200
Charleston County, SC, 3.00%, 11/1/33	2,000	2,313,060
Chicago Board of Education, IL:
5.00%, 12/1/22	400	416,528
5.00%, 12/1/30	1,435	1,814,974
5.00%, 12/1/42	2,770	2,862,712
5.00%, 12/1/44	15,110	17,672,354
Chicago, IL:
5.00%, 1/1/39	2,100	2,529,891
5.00%, 1/1/40	1,500	1,804,590
Clackamas Community College District, OR:
5.00%, 6/15/38	760	918,133
5.00%, 6/15/39	1,000	1,206,530
5.00%, 6/15/40	1,250	1,506,550
Collin County Community College District, TX, 4.00%, 8/15/37	1,000	1,197,080
Connecticut, 4.00%, 1/15/37	15,000	17,870,250
District of Columbia:
4.00%, 2/1/40	4,250	5,149,555
5.00%, 2/1/30	2,200	2,884,112
5.00%, 2/1/30	1,940	2,543,262
5.00%, 10/15/30	4,000	5,128,840
5.00%, 2/1/32	3,150	4,203,297
Forney Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33	500	563,500
Garden City Public Schools, MI:
4.00%, 5/1/43	1,560	1,851,642
5.00%, 5/1/35	1,060	1,358,337
5.00%, 5/1/46	3,505	4,465,125
Hall County School District, GA, 4.00%, 2/1/38	1,500	1,841,460
Hawaii, 5.00%, 1/1/34	13,700	16,851,137
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,111,772
Hermiston School District No. 8R, OR:
0.00%, 6/15/42	6,475	3,657,145
0.00%, 6/15/45	4,595	2,299,338

Security	Principal Amount (000’s omitted)	Value
Hillsboro School District No. 1J, OR, 4.00%, 6/15/40	$2,500	$3,003,600
Howard County, MD:
4.00%, 8/15/35	2,065	2,536,749
4.00%, 8/15/36	6,610	8,086,410
4.00%, 8/15/37	5,000	6,103,350
4.00%, 8/15/38	1,245	1,515,949
Hudsonville Public Schools, MI:
4.00%, 5/1/37	1,500	1,800,810
4.00%, 5/1/39	1,060	1,268,036
4.00%, 5/1/44	1,975	2,339,585
Illinois:
5.00%, 2/1/24	10,705	11,687,291
5.00%, 11/1/24	11,295	12,664,632
5.00%, 2/1/27	18,500	20,159,820
5.00%, 2/1/29	15,000	17,733,150
5.00%, 5/1/39	10,000	10,924,100
5.25%, 7/1/30	6,150	6,587,388
5.50%, 5/1/39	870	1,112,373
5.75%, 5/1/45	890	1,140,829
Johnson County, KS, 3.00%, 9/1/30	320	366,659
Kane, Cook and DuPage Counties School District No. 46, IL:
5.00%, 1/1/29	1,920	2,090,035
5.00%, 1/1/30	4,105	4,468,539
Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	12,087,400
Livermore Valley Joint Unified School District, CA, (Election of 2016), 4.00%, 8/1/47	10,000	11,610,800
Lodi Unified School District, CA, (Election of 2016):
4.00%, 8/1/36	1,250	1,453,875
4.00%, 8/1/39	2,935	3,394,885
Massachusetts:
5.00%, 7/1/35	10,000	11,526,200
5.00%, 3/1/37	10,900	11,970,053
5.00%, 9/1/49	25,000	32,563,500
Mississippi, 4.00%, 6/1/33	1,000	1,231,490
New Jersey:
3.00%, 6/1/32	4,760	5,423,830
5.00%, 6/1/25	5,000	5,733,100
5.00%, 6/1/27	4,000	4,863,840
5.00%, 6/1/29	3,000	3,812,130
New Orleans, LA, 5.00%, 12/1/46	26,165	33,276,909
New York, NY:
4.00%, 8/1/38	3,590	4,219,435
4.00%, 8/1/42(3)	28,000	32,604,320
Novi Community School District, MI:
5.00%, 5/1/41	1,100	1,416,470
5.00%, 5/1/42	1,700	2,193,357
5.00%, 5/1/43	1,150	1,480,176
Ocean City, NJ, 2.25%, 9/15/32	1,760	1,829,221
Park City, UT, 4.00%, 2/1/31	3,490	4,176,169
Pflugerville, TX, 4.00%, 8/1/34	495	597,846

Security	Principal Amount (000’s omitted)	Value
Piscataway Township, NJ:
2.00%, 10/15/36	$1,600	$1,612,096
3.00%, 10/15/32	1,610	1,832,921
Prince George’s County, MD, 4.00%, 7/1/32	5,500	6,907,615
Prosper Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	500	564,300
Puerto Rico:
5.75%, 7/1/41(5)	8,340	7,797,900
8.00%, 7/1/35(5)	29,390	26,157,100
8.00%, 7/1/35(5)	1,985	1,744,319
Richmond Community Schools, MI:
4.00%, 5/1/36	2,200	2,595,868
4.00%, 5/1/37	2,655	3,126,767
4.00%, 5/1/38	2,665	3,133,800
4.00%, 5/1/39	2,665	3,128,550
Riverside Unified School District, CA, (Election of 2016):
4.00%, 8/1/32	2,250	2,612,632
4.00%, 8/1/33	1,350	1,568,875
4.00%, 8/1/34	1,100	1,276,682
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 4.00%, 8/1/45	10,290	12,171,732
San Francisco City and County, CA, 4.00%, 6/15/44	8,500	9,991,665
St. Paul, MN, 5.00%, 3/1/22	3,705	3,733,417
Sumner County, TN, 3.00%, 6/1/32	2,460	2,830,550
Tennessee, 5.00%, 9/1/28	3,000	3,702,510
Texas, (AMT), 4.50%, 8/1/28	1,585	1,932,099
Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	11,250,700
Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,786,772
Walled Lake Consolidated School District, MI:
5.00%, 5/1/41	700	896,945
5.00%, 5/1/42	1,000	1,278,420
Washington:
5.00%, 2/1/33	13,140	14,352,822
5.00%, 8/1/35	14,355	17,478,648
5.00%, 6/1/39	2,125	2,744,437
5.00%, 8/1/44	12,450	16,335,271
5.00%, 8/1/45	20,515	26,848,391
Washington County, OR, 4.00%, 3/1/30	1,000	1,126,490
Weld County School District No. 6, CO, 4.00%, 12/1/45	1,250	1,510,725
West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/41	1,500	903,360
West Sonoma County Union High School District, CA, (Election of 2018):
5.00%, 8/1/46	1,000	1,233,220
5.00%, 8/1/49	3,430	4,225,897
Wisconsin, 5.00%, 5/1/38	22,500	25,630,425

		$734,723,579

Hospital — 11.3%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 4.00%, 4/1/44	$10,150	$11,322,426
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	2,250	2,845,800

Security	Principal Amount (000’s omitted)	Value
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):
4.00%, 7/1/38	$1,000	$1,184,720
4.00%, 7/1/45	3,000	3,504,000
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/47	510	568,665
Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta):
4.00%, 7/1/49	7,235	8,364,745
5.00%, 7/1/31	755	969,850
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/46	4,000	4,526,240
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	17,530	18,721,689
Prerefunded to 7/1/23, 5.00%, 7/1/37	25,465	27,176,503
Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,364,360
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare):
4.00%, 7/1/46	15,500	18,228,000
4.00%, 7/1/51	12,725	14,867,890
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,860,787
Decatur Hospital Authority, TX, (Wise Health System), 4.00%, 9/1/35	845	976,600
DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,284,570
Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group):
4.00%, 11/15/36	425	507,582
4.00%, 11/15/41	590	697,138
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/33	855	1,112,637
Duluth Economic Development Authority, MN, (St. Luke’s Hospital of Duluth Obligated Group), 4.00%, 6/15/35(6)	1,260	1,473,583
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,340	4,856,764
Florida Development Finance Corp., (Lakeland Regional Health Systems):
5.00%, 11/15/28	1,300	1,637,740
5.00%, 11/15/29	1,250	1,605,988
5.00%, 11/15/30	1,200	1,571,628
Franklin County, OH, (OhioHealth Corp.), 4.00%, 5/15/47	3,710	4,212,371
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,356,860
Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,875,760
Idaho Health Facilities Authority, (St. Luke’s Health System), 4.00%, 3/1/46	5,750	6,762,460
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.85%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(4)	9,500	9,509,690
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/26	7,500	8,838,900
5.00%, 2/15/33	1,500	1,800,645
Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	7,372,680
Lancaster County Hospital Authority, PA, (Penn State Health):
5.00%, 11/1/46	5,500	6,793,160
5.00%, 11/1/51	16,500	20,243,355
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/43	2,785	3,383,302
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.10%, 7/1/27(7)	30,000	30,000,000
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/50	2,000	2,322,320
5.00%, 8/15/45	3,000	3,783,900

Security	Principal Amount (000’s omitted)	Value
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	$1,700	$1,846,744
Minneapolis, MN, (Allina Health System):
4.00%, 11/15/38	3,000	3,651,840
4.00%, 11/15/39	4,000	4,850,400
Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,520,122
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,285,820
Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,530,550
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	4,061,606
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group):
4.00%, 7/1/50	5,330	6,205,079
4.00%, 7/1/53	10,000	11,614,500
North Carolina Medical Care Commission, (Rex Healthcare):
4.00%, 7/1/40	1,400	1,623,006
4.00%, 7/1/49	2,635	3,004,559
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	1,750	2,119,670
5.25%, 8/15/43	5,200	6,378,164
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,647,545
Oregon Health and Science University, 4.00%, 7/1/44	2,360	2,756,244
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 4/15/45	3,250	3,775,265
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/49	2,235	2,592,734
5.00%, 8/15/23(6)	500	527,885
5.00%, 8/15/24(6)	550	601,376
5.00%, 8/15/25(6)	500	565,245
5.00%, 8/15/26(6)	600	698,478
Public Finance Authority, WI, (Blue Ridge HealthCare):
5.00%, 1/1/36	470	590,799
5.00%, 1/1/37	500	627,250
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/36(6)	1,380	1,644,794
5.00%, 4/15/35(6)	1,580	2,063,749
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46	10,500	12,225,885
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	2,685	3,188,706
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,213,820
University of Wisconsin Hospitals and Clinics Authority, (SPA: JPMorgan Chase Bank, N.A.), 0.08%, 4/1/48(8)	45,685	45,685,000
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,895,750
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,706,930
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	23,463,996

		$450,648,819

Housing — 0.8%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(2)	$5,525	$5,791,194
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
2.80%, 3/1/47(2)	1,800	1,646,928
3.00%, 12/1/56(2)	5,380	4,780,507

Security	Principal Amount (000’s omitted)	Value
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	$1,750	$2,094,680
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.65%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(4)	3,920	3,920,000
New York City Housing Development Corp., NY, 2.60%, 11/1/46	3,000	3,004,380
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,638,723

		$31,876,412

Industrial Development Revenue — 1.9%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(2)	$1,000	$1,101,470
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	3,690	4,193,833
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	230	230,196
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	14,746,371
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	12,500	14,628,875
(AMT), 4.375%, 10/1/45	4,475	5,186,077
(AMT), 5.00%, 10/1/35	29,085	36,155,563
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	554,244

		$76,796,629

Insured-Education — 0.9%
University of Oklahoma:
(AGM), 3.00%, 7/1/38	$1,100	$1,209,769
(AGM), 3.00%, 7/1/39	790	866,954
(AGM), 3.00%, 7/1/40	1,500	1,643,115
(AGM), 3.00%, 7/1/41	1,500	1,639,065
(AGM), 4.00%, 7/1/51	8,000	9,430,320
(AGM), 5.00%, 7/1/46	6,500	8,399,950
University of Wyoming:
(AGM), 4.00%, 6/1/40	5,560	6,674,502
(AGM), 4.00%, 6/1/51	5,000	5,891,400

		$35,755,075

Insured-Electric Utilities — 0.1%
West Memphis, AR, Public Utility System Revenue, (BAM), 3.00%, 12/1/41	$1,750	$1,879,150

		$1,879,150

Insured-Escrowed/Prerefunded — 1.1%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$43,417,496

		$43,417,496

Insured-General Obligations — 1.2%
Grandville Public Schools, MI:
(AGM), 4.00%, 5/1/35	$785	$935,634
(AGM), 4.00%, 5/1/36	1,045	1,241,000
(AGM), 4.00%, 5/1/38	1,000	1,181,320
(AGM), 4.00%, 5/1/39	1,000	1,179,100
(AGM), 4.00%, 5/1/40	650	765,759

Security	Principal Amount (000’s omitted)	Value
Nassau County, NY, (AGM), 5.00%, 4/1/44	$10,205	$12,819,623
New Haven, CT, (AGM), 5.00%, 8/1/39	3,000	3,733,380
Oceanside Unified School District, CA, (Election of 2020), (AGM), 4.00%, 8/1/46	3,990	4,774,753
Santa Rosa Elementary School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/43	1,000	1,185,210
Santa Rosa High School District, CA, (Election of 2014):
(AGM), 5.00%, 8/1/43	3,930	4,608,161
(BAM), 4.00%, 8/1/40	180	214,852
(BAM), 4.00%, 8/1/41	1,000	1,191,260
(BAM), 4.00%, 8/1/42	1,200	1,426,428
(BAM), 4.00%, 8/1/43	1,000	1,186,790
Ukiah Unified School District, CA, (Election of 2020):
(AGM), 5.00%, 8/1/38	1,330	1,656,315
(AGM), 5.00%, 8/1/45	2,000	2,465,900
(AGM), 5.00%, 8/1/49	2,250	2,765,722
Upper Darby School District, PA, (BAM), 4.00%, 4/1/51	2,790	3,273,563
Wiggins School District No. RE-50(J), CO, (BAM), 4.00%, 12/1/46	2,500	3,004,850

		$49,609,620

Insured-Hospital — 0.1%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$2,004,113

		$2,004,113

Insured-Housing — 0.0%(9)
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds, (BAM), 3.00%, 5/15/51	$1,005	$1,070,968

		$1,070,968

Insured-Other Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$36,150,311
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/39	2,680	2,882,126
(AGM), 3.00%, 3/1/40	395	423,752

		$39,456,189

Insured-Special Tax Revenue — 0.5%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	$11,000	$14,190,660
(NPFG), 5.50%, 1/1/30	3,080	4,051,093

		$18,241,753

Insured-Transportation — 1.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%, 1/1/46	$18,705	$21,621,484
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,138,092
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	17,916,732
Metropolitan Transportation Authority, NY, Green Bonds:
(AGM), 4.00%, 11/15/46	5,970	6,860,067
(AGM), 4.00%, 11/15/48(3)	8,900	10,321,419
(AGM), 5.00%, 11/15/41	3,500	4,369,190
Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46	2,750	3,208,095

		$71,435,079

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.1%
Bloomington, IN, Sewage Works Revenue, Green Bonds:
(BAM), 4.00%, 1/1/35	$225	$271,521
(BAM), 4.00%, 1/1/37	625	751,000
(BAM), 4.00%, 1/1/39	1,000	1,196,100
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/39	1,300	1,583,868

		$3,802,489

Lease Revenue/Certificates of Participation — 1.3%
Hillsborough County, FL, 4.00%, 8/1/31	$4,760	$5,762,504
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	1,530	1,727,049
New Jersey Economic Development Authority, (Juvenile Justice Commission Facilities), 5.00%, 6/15/47	3,605	4,265,796
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/37	1,800	2,103,588
5.00%, 6/15/34	8,460	10,406,054
5.00%, 6/15/35	13,300	16,323,888
5.00%, 6/15/39	2,165	2,677,196
Palm Beach County, FL, Public Improvement Revenue:
4.00%, 12/1/39	3,570	4,356,542
4.00%, 12/1/40	3,715	4,525,836

		$52,148,453

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,100	$4,172,775

		$4,172,775

Other Revenue — 2.3%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$250	$45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	874,913
DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	5,290,383
Gerald R. Ford International Airport Authority, MI:
(AMT), 5.00%, 1/1/37	1,000	1,333,990
(AMT), 5.00%, 1/1/38	1,150	1,531,133
(AMT), 5.00%, 1/1/46	2,000	2,621,520
(AMT), 5.00%, 1/1/51	2,500	3,260,625
Houston, TX, Hotel Occupancy Tax and Special Revenue:
3.00%, 9/1/32	500	551,055
3.00%, 9/1/33	315	346,777
4.00%, 9/1/29	435	518,194
4.00%, 9/1/30	445	535,967
4.00%, 9/1/31	425	517,263
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(2)	1,865	2,206,407
Series B, 5.25%, 1/1/38(2)	1,000	1,183,060
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%, 12/15/47(6)	10,805	12,316,511
Miami-Dade County, FL, Transit System Sales Surtax Revenue, 4.00%, 7/1/49	5,000	5,821,700
Missouri-Illinois Metropolitan District Bi-State Development Agency, 4.00%, 10/1/44	6,000	7,078,860
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	22,350	25,891,804
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	3,000	3,505,260
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	13,960	16,248,882

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.168%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(4)	$1,000	$1,000,270

		$92,679,574

Senior Living/Life Care — 1.8%
California Public Finance Authority, (Enso Village), Green Bonds:
2.125%, 11/15/27(2)	$1,155	$1,165,164
2.375%, 11/15/28(2)	970	980,224
5.00%, 11/15/46(2)	540	620,800
5.00%, 11/15/56(2)	360	411,959
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	274,825
5.375%, 11/15/55	300	330,567
Florida Development Finance Corp., (Mayflower Retirement Community):
4.00%, 6/1/27(2)	1,270	1,432,204
4.00%, 6/1/28(2)	1,325	1,508,406
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.00%, 5/15/28	2,355	2,659,101
5.00%, 5/15/48	8,000	9,062,240
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,000	1,086,980
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	1,500	1,689,045
4.00%, 12/1/41	3,860	4,296,489
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	8,559,120
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/46	715	813,792
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/28	1,280	1,445,286
4.00%, 5/15/29	1,440	1,636,258
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56(6)	6,040	6,295,673
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28	17,410	17,643,294
Rockville, MD, (Ingleside at King Farm):
5.00%, 11/1/31	1,010	1,101,991
5.00%, 11/1/32	525	572,061
St. Johns County Industrial Development Authority, FL, (Vicar’s Landing):
4.00%, 12/15/36	1,000	1,108,280
4.00%, 12/15/41	750	823,282
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	860,101
6.75%, 11/15/51	3,250	3,814,492
6.875%, 11/15/55	200	235,576
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.):
4.00%, 9/15/41(6)	765	805,132
4.00%, 9/15/45(6)	650	678,971
5.00%, 9/15/37	495	511,018
Prerefunded to 9/15/23, 5.00%, 9/15/40	750	808,913

		$73,231,244

Special Tax Revenue — 7.0%
Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$3,163,199
Denver City and County, CO, Dedicated Tax Revenue, 4.00%, 8/1/51	2,640	3,136,056

Security	Principal Amount (000’s omitted)	Value
District of Columbia, Income Tax Revenue:
4.00%, 5/1/45	$6,500	$7,709,780
5.00%, 3/1/39	5,060	6,506,958
Harris County Metropolitan Transit Authority, TX, Sales and Use Tax Revenue, 5.00%, 11/1/38	7,950	10,221,076
Illinois Sports Facilities Authority:
5.00%, 6/15/29	2,250	2,764,350
5.00%, 6/15/30	2,400	2,930,688
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	2,500	3,231,100
Jacksonville, FL, Special Revenue:
4.00%, 10/1/37	4,600	5,584,952
4.00%, 10/1/38	4,665	5,648,242
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	1,285	1,468,588
Michigan Trunk Line Fund, 4.00%, 11/15/45	9,000	10,661,763
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	230	0
5.35%, 5/1/38(5)	80	0
5.75%, 5/1/38	355	358,351
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	5,000	5,834,750
4.00%, 5/1/42	5,695	6,268,202
5.00%, 11/1/31	4,000	5,402,080
5.00%, 8/1/35	10,485	12,752,696
5.00%, 5/1/36	4,050	5,019,165
5.00%, 5/1/39	9,240	11,115,166
2015 Series B, 5.00%, 8/1/39	4,585	5,096,732
2018 Series A, 5.00%, 8/1/39	11,845	14,356,732
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	18,500	22,197,780
4.00%, 3/15/45	6,000	7,179,720
5.00%, 2/15/45	9,995	11,223,286
5.00%, 2/15/48	7,890	9,901,082
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/36	7,840	9,321,525
5.00%, 3/15/40	10,000	12,024,800
(AMT), 5.00%, 3/15/27	1,620	1,959,001
(AMT), 5.00%, 3/15/28	1,705	2,121,190
(AMT), 5.00%, 3/15/29	1,790	2,267,178
(AMT), 5.00%, 3/15/31	970	1,221,521
(AMT), 5.00%, 3/15/32	2,070	2,602,197
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/38	6,090	7,278,281
5.00%, 3/15/35	12,000	13,863,360
5.00%, 3/15/41	10,000	12,375,300
Puerto Rico Sales Tax Financing Corp.:
4.329%, 7/1/40	5,536	6,251,749
4.784%, 7/1/58	2,219	2,545,437
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue:
4.00%, 7/1/37	3,075	3,555,100
4.00%, 7/1/38	7,495	8,655,001

Security	Principal Amount (000’s omitted)	Value
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	$440	$439,978
Series A2, 5.80%, 5/1/35	310	252,157
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	918,988
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(3)	10,000	11,042,000
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue:
4.00%, 10/1/37	1,000	1,194,550
4.00%, 10/1/39	1,000	1,189,210

		$280,811,017

Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$3,200	$3,348,416
Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/30	400	502,004

		$3,850,420

Transportation — 22.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 4.00%, 1/1/40	$6,090	$7,122,255
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/34	3,480	4,057,889
(AMT), 4.00%, 7/1/36	5,000	5,811,100
(AMT), 4.00%, 7/1/38	1,000	1,196,090
(AMT), 4.00%, 7/1/39	1,000	1,193,580
(AMT), 4.00%, 7/1/40	1,000	1,191,470
(AMT), 4.00%, 7/1/41	1,000	1,188,610
(AMT), 4.00%, 7/1/42	1,000	1,184,550
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	3,305,295
Central Texas Regional Mobility Authority, 5.00%, 1/1/36	500	643,490
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	10,723,000
Chicago, IL, (Midway International Airport):
5.00%, 1/1/33	3,830	4,160,376
(AMT), 5.00%, 1/1/34	5,250	5,681,077
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/36	7,000	8,286,740
5.00%, 1/1/32	15,160	19,334,458
5.00%, 1/1/36	6,000	6,960,840
(AMT), 5.00%, 1/1/23	1,125	1,177,178
(AMT), 5.00%, 1/1/25	16,100	16,813,874
(AMT), 5.00%, 1/1/33	7,300	8,149,574
(AMT), 5.00%, 1/1/39	4,000	4,871,120
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/35	1,105	1,335,194
5.25%, 11/1/31	10,395	11,298,014
(AMT), 5.25%, 11/1/30	11,015	11,931,778
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	12,291,900
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	15,685	17,130,216
Harris County, TX, Toll Road Revenue, 4.00%, 8/15/45	2,500	2,958,300
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/30	1,420	1,830,011
(AMT), 5.00%, 7/1/41	2,935	3,328,994
(AMT), 5.00%, 7/1/48	10,000	12,072,800

Security	Principal Amount (000’s omitted)	Value
Houston, TX, Airport System Revenue:
(AMT), 4.00%, 7/1/35	$1,500	$1,770,660
(AMT), 4.00%, 7/1/36	2,000	2,356,080
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	17,130	20,758,648
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,409,600
Lee County, FL, Airport Revenue:
(AMT), 5.00%, 10/1/27	5,000	6,087,350
(AMT), 5.00%, 10/1/46	10,000	12,725,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/24	1,200	1,324,752
(AMT), 5.00%, 5/15/26	1,335	1,575,167
(AMT), 5.00%, 5/15/33	5,000	6,147,650
(AMT), 5.00%, 5/15/40	6,000	6,781,440
(AMT), 5.00%, 5/15/41	9,000	10,534,770
Louisiana Offshore Terminal Authority, (LOOP, LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,016,160
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,682,115
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,266,825
Massachusetts Port Authority:
5.00%, 7/1/32	3,800	4,864,038
(AMT), 5.00%, 7/1/26	10,105	11,973,313
(AMT), 5.00%, 7/1/30	3,000	3,771,840
(AMT), 5.00%, 7/1/31	2,965	3,721,283
(AMT), 5.00%, 7/1/32	4,200	5,266,212
(AMT), 5.00%, 7/1/33	3,855	4,826,113
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/35	3,440	4,175,403
(AMT), 5.00%, 7/1/36	3,200	3,877,984
(AMT), 5.00%, 7/1/49	2,715	3,422,502
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/37	580	697,241
(AMT), 4.00%, 10/1/38	715	857,163
(AMT), 4.00%, 10/1/41	580	690,310
(AMT), 5.00%, 10/1/28	4,500	5,018,265
(AMT), 5.00%, 10/1/32	10,000	11,881,800
(AMT), 5.00%, 10/1/42	2,000	2,420,540
Miami-Dade County, FL, Aviation Revenue:
(AMT), 4.00%, 10/1/44	7,295	8,330,525
(AMT), 5.00%, 10/1/33	23,250	25,860,510
(AMT), 5.00%, 10/1/36	9,125	10,144,262
(AMT), 5.00%, 10/1/38	1,730	2,108,299
(AMT), 5.00%, 10/1/40	25,230	30,059,527
(AMT), 5.00%, 10/1/41	2,320	2,819,403
Miami-Dade County, FL, Seaport Revenue, (AMT), 4.00%, 10/1/46	10,000	11,638,000
Middlesex County Improvement Authority, NJ, (New Brunswick Parking Deck), 4.00%, 9/1/46	4,000	4,820,560
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,643,844
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	9,406,485

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/36	$6,635	$7,618,705
4.00%, 6/15/39	8,000	9,311,360
4.00%, 6/15/40	3,335	3,875,003
4.00%, 6/15/45	18,500	21,252,060
5.00%, 6/15/45	13,205	16,410,910
New Jersey Transportation Trust Fund Authority, (Transportation System):
4.00%, 6/15/39(6)	3,000	3,491,250
4.00%, 6/15/40(6)	3,000	3,482,460
4.00%, 6/15/42(6)	2,750	3,172,070
New Jersey Turnpike Authority:
Series 2015E, 5.00%, 1/1/31	2,680	3,022,370
Series 2017B, 5.00%, 1/1/31	3,560	4,390,868
New York Thruway Authority:
4.00%, 1/1/41	9,775	11,451,119
4.00%, 1/1/42	10,000	11,688,300
4.00%, 1/1/43	10,000	11,668,800
5.00%, 1/1/36	12,200	15,524,622
5.00%, 1/1/39	1,845	2,336,785
5.00%, 1/1/40	17,155	21,695,242
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,705	1,874,341
(AMT), 5.00%, 7/1/46	14,325	15,732,001
(AMT), 5.25%, 1/1/50	1,180	1,302,567
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
5.00%, 12/1/25	800	926,112
5.00%, 12/1/26	1,000	1,189,180
5.00%, 12/1/34	2,965	3,782,569
5.00%, 12/1/35	3,725	4,745,911
(AMT), 5.00%, 12/1/25	1,100	1,269,279
(AMT), 5.00%, 12/1/30	1,710	2,190,254
(AMT), 5.00%, 12/1/34	2,150	2,728,565
North Texas Tollway Authority:
4.00%, 1/1/40	2,000	2,402,940
5.00%, 1/1/29	5,000	5,819,600
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	5,000	5,821,650
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/51	1,600	2,016,320
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/44	3,900	4,475,094
Port Authority of New York and New Jersey:
4.00%, 11/1/41	6,600	7,826,346
5.00%, 9/1/37	6,000	7,630,500
(AMT), 3.00%, 10/1/28	4,050	4,531,343
(AMT), 4.00%, 9/1/34	8,310	9,021,585
(AMT), 5.00%, 9/15/31	15,000	18,323,400
(AMT), 5.00%, 10/1/35	5,000	5,903,900
(AMT), 5.00%, 4/1/36	10,230	12,027,616
(AMT), 5.00%, 10/15/41	2,500	3,217,900
Port Freeport, TX, (AMT), 4.00%, 6/1/46	1,000	1,150,470
Port of Portland, OR, (Portland International Airport), (AMT), 4.00%, 7/1/50	3,595	4,112,428

Security	Principal Amount (000’s omitted)	Value
Port of Seattle, WA:
(AMT), 4.00%, 8/1/41	$10,700	$12,672,331
(AMT), 5.00%, 4/1/44	5,000	6,111,850
Raleigh-Durham Airport Authority, NC, (AMT), Series 2020A, 5.00%, 5/1/36	1,000	1,263,480
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 4.00%, 7/1/41	8,000	9,508,880
(AMT), 4.00%, 7/1/51	3,575	4,177,030
(AMT), 5.00%, 7/1/38	7,165	8,711,207
San Diego County Regional Airport Authority, CA, (AMT), 5.00%, 7/1/46	7,500	9,503,925
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	25,630	29,785,136
(AMT), 5.00%, 5/1/44	8,535	9,339,765
(AMT), 5.00%, 5/1/46	5,000	5,800,900
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	2,230	2,599,890
4.00%, 12/31/38	5,390	6,269,486
4.00%, 12/31/39	2,140	2,484,668
5.00%, 12/31/35	2,885	3,616,521
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	15,142,416
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/46	10,000	12,840,800

		$882,203,892

Water and Sewer — 2.8%
Baltimore, MD, (Water Projects), 4.00%, 7/1/45	$1,005	$1,191,186
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	2,000	2,451,560
East Bay Municipal Utility District, CA, Water System Revenue:
5.00%, 6/1/35	2,905	3,558,189
5.00%, 6/1/37	7,280	8,342,079
Green Bonds, 5.00%, 6/1/37	4,200	5,398,260
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/39	1,840	2,264,525
Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	2,120,633
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,567,455
Lakehaven Water and Sewer District, WA, 4.00%, 10/1/46	2,725	3,282,998
Metropolitan Water District of Southern California:
0.24%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(4)	3,335	3,333,733
5.00%, 7/1/38	4,270	5,407,784
Miami-Dade County, FL, Water and Sewer System Revenue:
5.00%, 10/1/27	3,700	4,564,986
5.00%, 10/1/28	3,085	3,896,263
Michigan Finance Authority, (Detroit Water and Sewerage Department):
5.00%, 7/1/33	8,095	8,968,855
5.00%, 7/1/44	5	5,106
Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,402,928
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/35	3,955	4,607,298
5.00%, 6/15/48	12,960	15,590,880
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/34	375	455,891
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	2,000	2,427,220

Security	Principal Amount (000’s omitted)	Value
San Diego Public Facilities Financing Authority, CA, Water Revenue:
4.00%, 8/1/38	$1,000	$1,213,990
4.00%, 8/1/39	1,250	1,514,550
4.00%, 8/1/45	3,400	4,059,600
Sarasota County, FL, Utility System Revenue, 5.00%, 10/1/50	7,645	9,744,929
Tarrant Regional Water District, TX, Prerefunded to 3/1/24, 5.00%, 3/1/30	10,000	10,990,100
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	846,420
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,298,984

		$110,506,402

Total Tax-Exempt Municipal Obligations — 93.8% (identified cost $3,536,693,999)		$3,746,936,802

Taxable Municipal Obligations — 5.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(9)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$5,432	$1,357,964

		$1,357,964

Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.65%, 4/1/30	$1,100	$1,094,335
2.73%, 4/1/31	840	836,858
3.15%, 4/1/37	1,750	1,766,818

		$3,698,011

General Obligations — 1.0%
Chicago, IL, 7.75%, 1/1/42	$4,050	$4,612,950
Detroit, MI, 2.96%, 4/1/27	1,000	998,260
Douglas County School District No. 17, NE, 2.192%, 6/15/35	775	778,410
Homewood, AL, 2.00%, 9/1/30	630	644,767
Lakeside School District No. 9, AR:
1.55%, 4/1/35	925	880,896
1.65%, 4/1/36	1,365	1,298,033
1.80%, 4/1/37	1,415	1,352,768
1.85%, 4/1/38	610	580,915
1.90%, 4/1/39	1,605	1,520,673
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.302%, 8/1/36	1,405	1,421,481
Marin Community College District, CA, 2.01%, 8/1/33	1,865	1,855,097
Mattawan Consolidated School, MI, 2.096%, 5/1/33	1,120	1,124,984
Naugatuck, CT:
2.79%, 9/15/38	800	814,648
2.94%, 9/15/41	1,700	1,723,562
New York, 1.50%, 3/15/26	14,880	14,977,464

Security	Principal Amount (000’s omitted)	Value
Norwalk, CT:
1.325%, 8/1/28	$1,000	$981,110
1.514%, 8/1/29	1,645	1,616,262
Tustin Unified School District, CA, 2.254%, 8/1/36	1,155	1,156,814

		$38,339,094

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$38,515,152

		$38,515,152

Insured-General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 2.529%, 12/1/35	$1,165	$1,148,364
Elmwood Park, IL:
(AGM), 1.574%, 12/1/28	500	486,395
(AGM), 1.694%, 12/1/29	1,000	965,240
Westland Tax Increment Finance Authority, MI:
(AGM), 2.31%, 4/1/33	1,165	1,204,249
(AGM), 2.41%, 4/1/34	195	202,096

		$4,006,344

Insured-Special Tax Revenue — 0.1%
Bexar County, TX, Venue Project Revenue, (AGM), 2.534%, 8/15/34	$2,805	$2,787,357
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.557%, 9/1/33	1,055	1,066,014

		$3,853,371

Insured-Transportation — 1.6%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$20,369,700
(AMBAC), 0.00%, 10/1/27	34,390	30,007,338
Miami-Dade County, FL, Seaport Revenue:
(AGM), 1.522%, 10/1/27	12,425	12,145,065
(AGM), 1.692%, 10/1/28	2,335	2,283,980

		$64,806,083

Other Revenue — 0.9%
Golden State Tobacco Securitization Corp., CA:
1.60%, 6/1/26	$5,000	$4,975,250
3.714%, 6/1/41	28,000	28,101,080
Santa Cruz County, CA, Pension Obligation Bonds, 2.291%, 6/1/33	3,000	2,962,770

		$36,039,100

Senior Living/Life Care — 0.0%(9)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$1,255,138

		$1,255,138

Special Tax Revenue — 0.3%
Illinois, Sales Tax Revenue, 1.999%, 6/15/28	$3,000	$2,947,980
New York Dormitory Authority, Personal Income Tax Revenue, 1.187%, 3/15/26	10,515	10,373,573

		$13,321,553

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.1%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$2,200	$2,210,076

		$2,210,076

Transportation — 0.1%
Central Texas Regional Mobility Authority:
2.174%, 1/1/29	$1,260	$1,274,616
2.674%, 1/1/33	2,000	2,047,500

		$3,322,116

Water and Sewer — 0.0%(9)
Henrico County, VA, Water and Sewer System Revenue, 2.45%, 5/1/40	$1,975	$1,963,802

		$1,963,802

Total Taxable Municipal Obligations — 5.3% (identified cost $203,271,941)		$212,687,804

Total Investments — 100.8% (identified cost $3,806,721,661)		$4,026,886,898

Other Assets, Less Liabilities — (0.8)%		$(30,017,660)

Net Assets — 100.0%		$3,996,869,238

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	19.4%
California	13.9%
Others, representing less than 10% individually	65.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.0% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $43,766,567 or 1.1% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(6)	When-issued/delayed delivery security.

(7)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(8)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(9)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	(925)	Short	3/22/22	$(148,404,688)	$(1,909,552)

					$(1,909,552)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$67,262,292	$—	$67,262,292
Tax-Exempt Municipal Obligations	—	3,746,936,802	—	3,746,936,802
Taxable Municipal Obligations	—	212,687,804	—	212,687,804
Total Investments	$—	$4,026,886,898	$—	$4,026,886,898

Liability Description
Futures Contracts	$(1,909,552)	$—	$—	$(1,909,552)
Total	$(1,909,552)	$—	$—	$(1,909,552)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.